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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 6/30/07
                                               -------
Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one):   [ ] is a restatement
                                   [ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:      Firelake Capital Management, LLC
           --------------------------------
Address:   575 High Street, Suite 330
           Palo Alto, CA 94301

Form 13F File Number: 28-11724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:    Firelake Capital Management, LLC


Name:    Martin L. Lagod
Title:   Managing Director
Phone:   650-321-0880

Signature, Place, and Date of Signing:


/s/ Martin L. Lagod                   Palo Alto, CA          August 9, 2007
-----------------------------------   -------------          --------------
[Signature]                           [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F Summary Page
                                 REPORT SUMMARY:

Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           23
                                         -----------
Form 13F Information Table Value Total:     $140,184
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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
COLUMN 1                          COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
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                                  TITLE OF              VALUE     SHRS OR   SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                      CLASS     CUSIP    [x$1000]   PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AXT INC CMN                       COM       00246W103     2,771    640,000  SH         SOLE                    640,000
ADVANCED ANALOGIC TECH INC CMN    COM       00752J108    14,065  1,450,000  SH         SOLE                  1,450,000
APPLIED MICRO CIRCUITS CORP CMN   COM       03822W109     5,000  2,000,000  SH         SOLE                  2,000,000
ATHEROS COMMUNICATIONS INC CMN    COM       04743P108    18,504    600,000  SH         SOLE                    600,000
CYBERSOURCE CORP CMN              COM       23251J106    10,854    900,000  SH         SOLE                    900,000
EQUINIX INC CMN                   COM       29444U502     1,829     20,000  SH         SOLE                     20,000
INFORMATICA CORP CMN              COM       45666Q102     7,385    500,000  SH         SOLE                    500,000
ISILON SYSTEMS INC. CMN           COM       46432L104     4,657    302,010  SH         SOLE                    302,010
LEADIS TECHNOLOGY, INC. CMN       COM       52171N103     4,563  1,300,000  SH         SOLE                  1,300,000
MONOLITHIC POWER SYSTEMS, INC.
   CMN                            COM       609839105     9,598    550,000  SH         SOLE                    550,000
NETLOGIC MICROSYSTEMS, INC. CMN   COM       64118B100    12,895    405,000  SH         SOLE                    405,000
NETWORK EQUIPMENT TECHNOLOGIES
   CMN                            COM       641208103     7,346    770,000  SH         SOLE                    770,000
OCCAM NETWORKS, INC. CMN          COM       67457P309     1,796    180,000  SH         SOLE                    180,000
OMNITURE INC. CMN                 COM       68212S109     4,240    185,000  SH         SOLE                    185,000
OPSWARE INC CMN                   COM       68383A101     4,754    499,900  SH         SOLE                    499,900
SIMTEK CORPORATION CMN            COM       829204304       732    140,000  SH         SOLE                    140,000
SIRF TECHNOLOGY HLDG INC CMN      COM       82967H101     9,540    460,000  SH         SOLE                    460,000
SOURCEFORGE INC CMN               COM       83616W101     3,165    750,000  SH         SOLE                    750,000
UQM TECHNOLOGIES INC CMN          COM       903213106       188     45,000  SH         SOLE                     45,000
VERAZ NETWORKS, INC. CMN          COM       923359103       695    106,589  SH         SOLE                    106,589
VOLTERRA SEMICONDUCTOR CORP CMN   COM       928708106     6,035    425,000  SH         SOLE                    425,000
WJ COMMUNICATIONS INC CMN         COM       929284107     1,698    970,000  SH         SOLE                    970,000
MELLANOX TECHNOLOGIES, LTD. CMN   SHS       M51363113     7,874    380,000  SH         SOLE                    380,000